Loans from Related Party (Tables)	12 Months Ended
Dec. 31, 2024
Loans from Related Party [Abstract]
Schedule of Change During the Year	Change during the year:
	Year ended December 31
	2024	2023	2022
	in USD thousands
Beginning of year	974	941	1,102
Payment	-	-	(200)
Interest expenses	37	33	39
End of year	1,011	974	941